Segment information and revenue from contracts with customers - Reconciliation of segment Adjusted EBITDA to Group Loss for the Period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information and revenue from contracts with customers
Share-based compensation	€ (5,471)	€ (3,486)	€ (5,714)
Depreciation and amortization	(21,291)	(15,128)	(6,579)
Operating loss	(46,028)	(19,703)	(18,684)
Financial costs, net	(848)	(1,394)	(2,013)
Income taxes	24	(281)	(158)
Loss for the year	(46,852)	(21,378)	(20,855)
Operating segment
Segment information and revenue from contracts with customers
Reportable segment Adjusted EBITDA	29,545	41,001	17,262
Reportable segment Adjusted EBITDA after corporate expenses	(16,702)	1,083	(5,687)
Operating loss	(46,028)	(19,703)	(18,684)
Financial costs, net	(848)	(1,394)	(2,013)
Income taxes	24	(281)	(158)
Loss for the year	(46,852)	(21,378)	(20,855)
Corporate
Segment information and revenue from contracts with customers
Corporate expenses	(46,247)	(39,918)	(22,949)
Depreciation and amortization	(5,849)	(4,670)	(3,239)
Sharebased payment expenses
Segment information and revenue from contracts with customers
Share-based compensation	(8,035)	(5,658)	(6,418)
Depreciation and amortization
Segment information and revenue from contracts with customers
Depreciation and amortization	€ (21,291)	€ (15,128)	€ (6,579)